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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)       (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

Invesco Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
BBA-QTR-1       03/11       Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—68.44%

Air Freight & Logistics—0.35%

FedEx Corp.	23,090	$2,160,070

Asset Management & Custody Banks—0.75%

State Street Corp.	103,195	4,637,583

Automobile Manufacturers—0.58%

Ford Motor Co. (b)	123,365	1,839,372

General Motors Co. (b)	55,845	1,732,870

		3,572,242

Cable & Satellite—2.31%

Comcast Corp.—Class A	335,582	8,295,587

Time Warner Cable Inc.	84,624	6,037,076

		14,332,663

Communications Equipment—0.58%

Cisco Systems, Inc.	209,183	3,587,488

Computer Hardware—1.96%

Dell Inc. (b)	385,854	5,598,741

Hewlett-Packard Co.	159,447	6,532,544

		12,131,285

Consumer Electronics—0.69%

Sony Corp. -ADR (Japan)	133,628	4,253,379

Data Processing & Outsourced Services—0.80%

Western Union Co.	238,904	4,962,036

Diversified Banks—1.10%

U.S. Bancorp	100,420	2,654,101

Wells Fargo & Co.	132,366	4,196,002

		6,850,103

Diversified Chemicals—1.40%

Dow Chemical Co. (The)	111,672	4,215,618

PPG Industries, Inc.	46,945	4,469,633

		8,685,251

Diversified Support Services—0.39%

Cintas Corp.	79,977	2,420,904

Drug Retail—1.01%

Walgreen Co.	155,665	6,248,393

Electric Utilities—2.56%

American Electric Power Co., Inc.	232,300	8,163,022

Edison International	67,050	2,453,359

Entergy Corp.	35,460	2,383,267

FirstEnergy Corp.	78,045	2,894,689

		15,894,337

Food Distributors—0.72%

Sysco Corp.	161,900	4,484,630

Health Care Distributors—0.48%

Cardinal Health, Inc.	72,746	2,992,043

Health Care Equipment—0.60%

Covidien PLC (Ireland)	20,795	1,080,093

Medtronic, Inc.	67,475	2,655,141

		3,735,234

Health Care Facilities—0.12%

HCA Holdings, Inc. (b)	21,930	742,769

Home Improvement Retail—0.99%

Home Depot, Inc. (The)	164,830	6,108,600

Household Products—1.67%

Energizer Holdings, Inc. (b)	23,170	1,648,777

Procter & Gamble Co. (The)	140,892	8,678,947

		10,327,724

Human Resource & Employment Services—0.80%

Manpower Inc.	44,955	2,826,770

Robert Half International, Inc.	69,661	2,131,627

		4,958,397

Industrial Conglomerates—4.36%

General Electric Co.	900,734	18,059,717

Tyco International Ltd.	200,732	8,986,771

		27,046,488

Industrial Machinery—0.85%

Dover Corp.	6,884	452,554

Ingersoll-Rand PLC (Ireland)	100,332	4,847,039

		5,299,593

Insurance Brokers—2.00%

Marsh & McLennan Cos., Inc.	415,701	12,392,047

Integrated Oil & Gas—5.84%

ConocoPhillips	36,361	2,903,790

Exxon Mobil Corp.	60,101	5,056,297

Hess Corp.	91,972	7,836,934

Occidental Petroleum Corp.	108,956	11,384,813

Royal Dutch Shell PLC -ADR (United Kingdom)	124,126	9,043,820

		36,225,654

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Shares	Value

Integrated Telecommunication Services—0.80%

Verizon Communications Inc.	128,178	$4,939,980

Internet Software & Services—2.26%

eBay Inc. (b)	300,707	9,333,945

Yahoo! Inc. (b)	281,943	4,694,351

		14,028,296

Investment Banking & Brokerage—2.08%

Charles Schwab Corp. (The)	350,085	6,312,032

Morgan Stanley	240,355	6,566,499

		12,878,531

IT Consulting & Other Services—0.62%

Amdocs Ltd. (b)	133,424	3,849,282

Life & Health Insurance—0.57%

Principal Financial Group, Inc.	109,393	3,512,609

Managed Health Care—1.52%

UnitedHealth Group, Inc.	208,054	9,404,041

Movies & Entertainment—2.91%

Time Warner Inc.	199,277	7,114,189

Viacom Inc. -Class B	234,317	10,900,427

		18,014,616

Office Services & Supplies—0.43%

Avery Dennison Corp.	64,213	2,694,377

Oil & Gas Equipment & Services—1.84%

Baker Hughes Inc.	24,826	1,822,973

Cameron International Corp. (b)	35,082	2,003,182

Schlumberger Ltd.	81,545	7,604,887

		11,431,042

Oil & Gas Exploration & Production—2.95%

Anadarko Petroleum Corp.	129,505	10,609,050

Devon Energy Corp.	56,218	5,159,126

Noble Energy, Inc.	26,016	2,514,446

		18,282,622

Oil & Gas Storage & Transportation—0.39%

Williams Cos., Inc. (The)	78,459	2,446,352

Other Diversified Financial Services—5.22%

Bank of America Corp.	592,931	7,903,770

Citigroup Inc.	1,388,526	6,137,285

JPMorgan Chase & Co.	397,738	18,335,722

		32,376,777

Packaged Foods & Meats—1.77%

Kraft Foods Inc. -Class A	183,326	5,749,103

Unilever N.V. -New York Shares (Netherlands)	165,649	5,194,753

		10,943,856

Personal Products—1.08%

Avon Products, Inc.	247,497	6,692,319

Pharmaceuticals—4.05%

Abbott Laboratories	57,230	2,807,132

Bristol-Myers Squibb Co.	242,480	6,408,747

Merck & Co., Inc.	101,928	3,364,643

Pfizer Inc.	512,049	10,399,715

Roche Holding AG -ADR (Switzerland)	59,794	2,143,788

		25,124,025

Property & Casualty Insurance—0.50%

Chubb Corp. (The)	50,962	3,124,480

Regional Banks—2.44%

BB&T Corp.	95,368	2,617,852

Fifth Third Bancorp	168,176	2,334,283

PNC Financial Services Group, Inc.	123,920	7,805,721

Regions Financial Corp.	330,029	2,396,010

		15,153,866

Semiconductors—0.60%

Intel Corp.	185,356	3,738,631

Soft Drinks—0.86%

Coca-Cola Co. (The)	47,424	3,146,583

Coca-Cola Enterprises Inc.	80,078	2,186,129

		5,332,712

Specialty Chemicals—0.38%

LyondellBasell Industries N.V. -Class A (Netherlands)(b)	59,925	2,370,034

Systems Software—1.06%

Microsoft Corp.	258,211	6,548,231

Wireless Telecommunication Services—1.20%

Vodafone Group PLC -ADR (United Kingdom)	259,168	7,451,080

Total Common Stocks & Other Equity Interests (Cost $339,893,386)		424,386,672

Principal
Amount

Bonds & Notes—12.85%

Aerospace & Defense—0.04%

Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	$230,000	219,906

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value

Agricultural Products—0.05%

Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$315,000	$328,753

Airlines—0.11%

Continental Airlines, Inc., Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	375,000	366,328

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	300,000	306,938

		673,266

Automotive Retail—0.30%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	450,000	471,937

AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	1,040,000	1,110,638

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	305,000	302,005

		1,884,580

Brewers—0.25%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	490,000	508,377

5.38%, 01/15/20	950,000	1,018,913

		1,527,290

Broadcasting—0.37%

CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	950,000	1,009,642

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	640,000	809,556

Sr. Unsec. Global Notes, 5.45%, 12/15/14	400,000	441,300

		2,260,498

Cable & Satellite—0.19%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	605,000	669,281

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	565,000	530,722

		1,200,003

Communications Equipment—0.02%

Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	145,000	144,489

Computer & Electronics Retail—0.08%

Best Buy Co. Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	495,000	486,763

Department Stores—0.15%

Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	917,000	942,217

Diversified Banks—1.86%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.13%, 01/08/20	1,140,000	1,157,381

Unsec. Sub. Global Notes, 5.14%, 10/14/20	395,000	375,066

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	565,000	561,122

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	1,745,000	1,683,683

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	770,000	792,219

Nordea Bank A.B. (Sweden)-Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	912,912

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.45%, 10/28/11(c)(d)	900,000	899,589

Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	555,000	576,659

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	955,000	947,714

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(c)	1,140,000	1,239,317

3.85%, 04/27/15(c)	260,000	265,226

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	750,000	765,599

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	750,000	774,941

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	595,000	601,369

		11,552,797

Diversified Capital Markets—0.09%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	520,000	561,781

Diversified Metals & Mining—0.07%

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	365,000	402,298

Diversified REIT’s—0.29%

Dexus Diversified/Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	1,360,000	1,354,676

Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(c)	440,000	436,737

		1,791,413

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value

Electric Utilities—0.33%

Enel Finance International NV (Netherlands), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	$600,000	$618,819

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	950,000	1,010,895

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	391,368

		2,021,082

Environmental & Facilities Services—0.09%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	500,000	538,977

Food Retail—0.12%

Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	805,000	764,924

General Merchandise Stores—0.08%

Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	530,000	521,016

Gold—0.15%

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	965,000	923,739

Health Care Equipment—0.22%

Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	760,000	783,825

6.00%, 01/15/20	540,000	565,136

		1,348,961

Health Care Services—0.28%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	1,300,000	1,445,987

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	280,000	276,647

		1,722,634

Hotels, Resorts & Cruise Lines—0.37%

Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	1,400,000	1,491,891

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	430,000	475,419

5.63%, 03/01/21	345,000	341,981

		2,309,291

Industrial Conglomerates—0.09%

NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(c)	285,000	283,927

5.95%, 04/01/41(c)	270,000	263,989

		547,916

Integrated Telecommunication Services—0.58%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	450,000	446,870

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	880,000	883,668

Verizon Communications Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	1,215,000	1,209,714

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	1,007,000	1,028,292

		3,568,544

Internet Retail—0.11%

Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	645,000	654,202

Investment Banking & Brokerage—0.68%

Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	1,350,000	1,359,687

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	959,196

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	915,000	927,661

Sr. Unsec. Notes, 3.45%, 11/02/15	545,000	535,474

5.75%, 01/25/21	440,000	441,881

		4,223,899

Life & Health Insurance—0.46%

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	530,000	530,240

Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(c)	565,000	570,236

Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	981,000

7.38%, 06/15/19	655,000	769,094

		2,850,570

Managed Health Care—0.21%

Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	810,000	785,083

WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	505,000	504,504

		1,289,587

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value

Mortgage Backed Securities—0.21%

U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	$1,228,855	$1,291,596

Movies & Entertainment—0.17%

News America Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(c)	1,045,000	1,040,239

Multi-Line Insurance—0.12%

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	730,000	767,429

Office Electronics—0.27%

Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	810,000	828,726

4.25%, 02/15/15	820,000	863,032

		1,691,758

Office REIT’s—0.14%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	855,000	893,009

Oil & Gas Exploration & Production—0.18%

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	270,136

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	510,000	518,888

XTO Energy Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	347,169

		1,136,193

Oil & Gas Storage & Transportation—0.51%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	555,000	573,631

6.45%, 09/01/40	555,000	578,691

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	1,100,000	1,165,463

Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	820,000	839,580

		3,157,365

Other Diversified Financial Services—1.57%

Bank of America Corp., Series L, Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	355,995

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,767,386

Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,046,478

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13I	480,000	488,364

Unsec. Gtd. Notes, 5.80%, 10/15/12I	490,000	520,422

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,620,499

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	1,280,000	1,362,450

Unsec. Sub. Global Notes, 5.13%, 09/15/14	1,530,000	1,639,944

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	860,000	959,609

Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-10/23/06; Cost $1,609,000)I(d)(e)(f)	1,610,000	0

		9,761,147

Packaged Foods & Meats—0.09%

Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20I	500,000	500,995

Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	80,000	82,293

		583,288

Paper Packaging—0.14%

Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	800,000	867,838

Property & Casualty Insurance—0.12%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	481,154

Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	255,000	242,876

		724,030

Publishing—0.05%

Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	313,000	318,962

Railroads—0.08%

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	525,000	508,939

Regional Banks—0.15%

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	890,000	917,694

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value

Retail REIT’s—0.08%

WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18I	$440,000	$509,975

Sovereign Debt—0.13%

Russian Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15I	800,000	809,500

Specialized Finance—0.07%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	440,000	450,798

Specialized REIT’s—0.09%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	565,000	556,172

Steel—0.38%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	220,000	222,020

6.13%, 06/01/18	390,000	418,478

5.50%, 03/01/21	105,000	103,648

7.00%, 10/15/39	910,000	912,275

6.75%, 03/01/41	105,000	102,759

Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	312,521

6.88%, 11/10/39	260,000	278,871

		2,350,572

Technology Distributors—0.16%

Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	950,000	973,304

Tobacco—0.12%

Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	743,892

Trading Companies & Distributors—0.08%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	471,007

Trucking—0.05%

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	335,000	337,699

Wireless Telecommunication Services—0.25%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	670,000	696,670

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15I	435,000	436,631

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	440,000	444,281

		1,577,582

Total Bonds & Notes (Cost $78,936,584)		79,701,384

U.S. Treasury Securities—6.03%

U.S. Treasury Bills—0.04%

0.14%, 05/19/11 (g)(h)	125,000	124,976

0.18%, 05/19/11 (g)(h)	100,000	99,980

		224,956

U.S. Treasury Notes—4.58%

0.75%, 05/31/12 (g)	17,760,000	17,836,312

2.13%, 05/31/15	4,445,000	4,493,617

2.63%, 11/15/20	6,500,000	6,067,344

		28,397,273

U.S. Treasury Bonds—1.41%

5.38%, 02/15/31	5,205,000	5,954,032

4.50%, 08/15/39	1,060,000	1,059,669

4.38%, 05/15/40	1,280,000	1,251,400

4.25%, 11/15/40	500,000	478,125

		8,743,226

Total U.S. Treasury Securities (Cost $37,914,268)		37,365,455

Asset-Backed Securities—0.01%

Nomura Asset Acceptance Corp., Series 2005-AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.53%, 02/25/35(d)	26,826	23,530

Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A, Floating Rate Pass Through Ctfs., 0.96%, 08/25/34(d)	8,370	7,463

Total Asset-Backed Securities (Cost $35,196)		30,993

U.S. Government Sponsored Mortgage-Backed Securities—0.00%

Federal Home Loan Mortgage Corp. (FHLMC)—0.00%

Pass Through Ctfs., 6.50%, 05/01/29	5	5

5.50%, 02/01/37	658	703

		708

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—0.00%

Pass Through Ctfs., 5.50%, 03/01/21	$455	$493

8.00%, 08/01/21	9,373	10,851

		11,344

Government National Mortgage Association (GNMA)—0.00%

Pass Through Ctfs., 7.50%, 12/20/30	3,803	4,416

8.00%, 01/20/31	5,829	6,887

		11,303

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $20,916)		23,355

	Shares

Money Market Funds—12.77%

Liquid Assets Portfolio — Institutional Class (i)	39,607,979	39,607,979

Premier Portfolio — Institutional Class (i)	39,607,979	39,607,979

Total Money Market Funds (Cost $79,215,958)		79,215,958

TOTAL INVESTMENTS—100.10% (Cost $536,016,308)		620,723,817

OTHER ASSETS LESS LIABILITIES—(0.10)%		(624,429)

NET ASSETS—100.00%		$620,099,388

Investment Abbreviations:

ADR	— American Depositary Receipt
Ctfs.	— Certificates
Gtd.	— Guaranteed
Mult.	— Multiple
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $19,295,884, which represented 3.11% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2011 represented 0.00% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Basic Balanced Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on
Invesco Basic Balanced Fund

G. Futures Contracts — (continued)
futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$501,458,842	$2,143,788	$—	$503,602,630

U.S. Treasury Securities	—	37,365,455	—	37,365,455

U.S. Government Sponsored Securities	—	23,355	—	23,355

Corporate Debt Securities	—	79,701,384	0	79,701,384

Asset Backed Securities	—	30,993	—	30,993

	$501,458,842	$119,264,975	$0	$620,723,817

Futures*	110,638	—	—	110,638

Total Investments	$501,569,480	$119,264,975	$0	$620,834,455

*	Unrealized appreciation.
Invesco Basic Balanced Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 5 Year Notes	72	June-2011/Long	$8,408,813	$7,158

U.S. Treasury 10 Year Notes	58	June-2011/Long	6,903,813	24,797

U.S. Treasury Ultra Bonds	29	June-2011/Long	3,583,313	66,774

Subtotal			$18,895,939	$98,729

U.S. Treasury 2 Year Notes	91	June-2011/Short	(19,849,375)	14,023

U.S. Treasury Long Bonds	24	June-2011/Short	(2,884,500)	(2,114)

Subtotal			$(22,733,875)	11,909

Total				$110,638

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $33,359,316 and $82,606,297, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$87,180,309

Aggregate unrealized (depreciation) of investment securities	(7,549,860)

Net unrealized appreciation of investment securities	$79,630,449

Cost of investments for tax purposes is $541,093,368.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Basic Balanced Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Equity and Income Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Basic Balanced Fund

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us            ESC-QTR 03/11      Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.41%

Austria—3.71%

Andritz AG	29,382	$2,739,314

Semperit AG Holding	49,381	2,875,568

		5,614,882

Belgium—0.56%

Van De Velde N.V.	15,000	845,796

Brazil—3.77%

Ocean Wilsons Holdings Ltd.	310,500	5,703,647

France—7.36%

Leguide.com (a)	20,000	829,854

Maisons France Confort	18,900	991,246

Plastic Omnium SA	27,600	2,254,022

Sopra Group S.A.	13,600	1,478,013

Sword Group	78,300	2,468,836

Tessi S.A.	17,370	1,673,576

Trigano S.A.	42,800	1,452,944

		11,148,491

Germany—7.80%

CTS Eventim AG	20,000	1,290,270

MorphoSys AG (a)	66,454	1,767,137

SMT Scharf AG	49,902	1,590,406

Takkt AG	129,903	2,070,962

Wirecard AG	284,219	5,097,013

		11,815,788

Greece—3.03%

Intralot S.A.	667,692	2,318,157

Jumbo S.A.	293,214	2,268,704

		4,586,861

Ireland—11.49%

Abbey PLC	138,000	1,016,911

CPL Resources PLC	582,792	2,312,449

DCC PLC	176,220	5,611,239

Fyffes PLC	1,250,000	743,978

IFG Group PLC	742,000	1,419,509

Origin Enterprises PLC	407,757	2,109,088

Paddy Power PLC	78,872	3,453,678

Total Produce PLC	1,213,000	739,145

		17,405,997

Israel—1.24%

VIZRT Ltd. (a)	438,105	1,877,321

Italy—1.04%

Danieli S.p.A. — Officine Meccaniche Danieli & C.	94,967	1,577,251

Netherlands—2.11%

Mediq N.V.	104,860	2,095,219

Sligro Food Group N.V.	32,385	1,092,707

		3,187,926

Norway—5.88%

Bonheur ASA	38,050	1,148,903

Ganger Rolf ASA	51,000	1,396,995

Prosafe S.E.	380,600	2,894,712

TGS Nopec Geophysical Co. A.S.A.	129,226	3,467,335

		8,907,945

Singapore—0.28%

XP Power Ltd.	15,000	421,129

Spain—2.46%

Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	1,083,261

Miquel y Costas & Miquel, S.A.	55,000	1,714,691

Prosegur, Compania de Seguridad S.A.	15,501	922,592

		3,720,544

Sweden—0.72%

Fenix Outdoor AB	33,500	1,087,941

Switzerland—3.83%

Aryzta AG	71,194	3,576,516

Schweiter Technologies AG	2,999	2,220,514

		5,797,030

Turkey—2.79%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	531,300	1,633,922

Yazicilar Holding A.S. -Class A	296,321	2,589,967

		4,223,889

United Kingdom—34.34%

Amlin PLC	362,057	2,217,097

Chemring Group PLC	323,585	3,594,523

Clarkson PLC	114,500	2,351,262

CPP Group PLC	847,077	2,092,807

Diploma PLC	508,327	2,609,629

Education Development International PLC	610,200	1,899,151

Game Group PLC	799,628	724,806

Halma PLC	481,797	2,709,179

Hargreaves Services PLC	51,288	767,274

Hill & Smith Holdings PLC	214,043	1,189,844

Homeserve PLC	389,783	2,778,336

IG Group Holdings PLC	327,151	2,396,458

Informa PLC	309,868	2,071,504

Kier Group PLC	223,548	4,662,295

Lancashire Holdings Ltd.	549,432	5,266,686

Mears Group PLC	612,962	2,396,976

Micro Focus International PLC	241,063	1,222,477

See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

	Shares	Value

United Kingdom—(continued)

Mitie Group PLC	808,034	$2,547,286

Morgan Sindall Group PLC	135,526	1,374,122

N Brown Group PLC	188,724	768,127

Playtech Ltd.	197,400	1,089,410

RSM Tenon Group PLC	886,593	522,718

Tribal Group PLC	750,000	442,185

Tullett Prebon PLC	233,200	1,531,284

Ultra Electronics Holdings PLC	100,370	2,772,827

		51,998,263

Total Common Stocks & Other Equity Interests (Cost $111,737,825)		139,920,701

Money Market Funds—7.41%

Liquid Assets Portfolio — Institutional Class (b)	5,612,344	5,612,344

Premier Portfolio — Institutional Class (b)	5,612,344	5,612,344

Total Money Market Funds (Cost $11,224,688)		11,224,688

TOTAL INVESTMENTS—99.82% (Cost $122,962,513)		151,145,389

OTHER ASSETS LESS LIABILITIES—0.18%		271,953

NET ASSETS—100.00%		$151,417,342

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco European Small Company Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco European Small Company Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$2,739,314	$2,875,568	$—	$5,614,882

Belgium	845,796	—	—	845,796

Brazil	5,703,647	—	—	5,703,647

France	9,695,547	1,452,944	—	11,148,491

Germany	11,815,788	—	—	11,815,788

Greece	4,586,861	—	—	4,586,861

Ireland	17,405,997	—	—	17,405,997

Israel	1,877,321	—	—	1,877,321

Italy	1,577,251	—	—	1,577,251

Netherlands	3,187,926	—	—	3,187,926

Norway	6,013,233	2,894,712	—	8,907,945

Russia	421,129	—	—	421,129

Spain	3,720,544	—	—	3,720,544

Sweden	1,087,941	—	—	1,087,941

Switzerland	5,797,030	—	—	5,797,030

Turkey	4,223,889	—	—	4,223,889

United Kingdom	48,403,740	3,594,523	—	51,998,263

United States	11,224,688	—	—	11,224,688

Total Investments	$140,327,642	$10,817,747	$—	$151,145,389

Invesco European Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $6,600,766 and $12,473,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,635,266

Aggregate unrealized (depreciation) of investment securities	(9,247,615)

Net unrealized appreciation of investment securities	$24,387,651

Cost of investments for tax purposes is $126,757,738.
Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	GCE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.69%

Australia—4.69%
Australia & New Zealand Banking Group Ltd.	29,026	$714,639
BHP Billiton Ltd.	32,129	1,540,833
Macquarie Group Ltd.	16,495	623,959
Telstra Corp. Ltd.	232,093	676,980

		3,556,411

Bermuda—0.85%
PartnerRe Ltd.	8,134	644,538

Brazil—1.42%
Banco Santander Brasil S.A. (b)	16,200	197,873
Companhia Energetica de Minas Gerais -ADR	11,357	218,849
PDG Realty S.A. Empreendimentos e Participacoes	38,100	211,913
Petroleo Brasileiro S.A. -ADR	5,797	234,373
Vale S.A. -ADR	6,326	210,972

		1,073,980

Canada—2.51%
Nexen Inc.	38,780	966,800
Toronto-Dominion Bank (The)	10,571	935,525

		1,902,325

China—1.14%
China Construction Bank Corp. -Class H	141,000	132,138
China Dongxiang Group Co.	337,000	106,573
China Minsheng Banking Corp., Ltd. -Class H	164,500	151,409
CNOOC Ltd.	66,575	168,337
KWG Property Holding Ltd.	135,500	109,565
Renhe Commercial Holdings Co., Ltd.	1,066,000	198,704

		866,726

Finland—0.74%
Nokia Corp. -ADR	65,703	559,133

France—4.90%
BNP Paribas	14,052	1,027,714
Bouygues S.A.	18,004	864,524
Sanofi-Aventis S.A.	11,914	836,683
Total S.A.	16,255	989,467

		3,718,388

Germany—1.39%
Porsche Automobil Holding SE -Rights(c)	12,891	111,745
Salzgitter AG	11,916	940,559

		1,052,304

Hong Kong—2.68%
Chaoda Modern Agriculture (Holdings) Ltd.	146,000	90,653
Cheung Kong (Holdings) Ltd.	50,000	813,060
China Mobile Ltd.	15,500	143,187
Esprit Holdings Ltd.	214,941	982,398

		2,029,298

India—0.33%
Grasim Industries Ltd. (d)	2,125	117,100
Oil and Natural Gas Corp. Ltd.	20,433	133,303

		250,403

Indonesia—0.16%
PT Telekomunikasi Indonesia Tbk	144,500	121,664

Ireland—0.25%
Dragon Oil PLC	19,672	188,728

Italy—1.11%
Eni S.p.A.	34,349	843,555

Japan—10.57%
FUJIFILM Holdings Corp.	21,340	661,037
Mitsubishi Corp.	40,400	1,121,736
Mitsubishi UFJ Financial Group, Inc.	199,930	923,198
Nippon Telegraph & Telephone Corp.	23,900	1,073,431
Nippon Yusen Kabushiki Kaisha	213,000	832,431
Nissan Motor Co., Ltd.	139,700	1,239,762
Seven & I Holdings Co., Ltd.	25,400	648,134
Sumitomo Chemical Co., Ltd.	178,000	888,287
Takeda Pharmaceutical Co. Ltd.	13,600	634,536

		8,022,552

Mexico—0.42%
America Movil S.A.B. de C.V. -Series L	61,100	177,649
Desarrolladora Homex S.A.B. de C.V. -ADR(c)	5,197	141,618

		319,267

Netherlands—1.71%
TNT N.V.	26,669	685,059
Unilever N.V.	19,606	615,577

		1,300,636

Norway—2.20%
Statoil A.S.A.	28,187	782,194
Yara International A.S.A.	17,570	890,127

		1,672,321

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

Poland—0.32%
KGHM Polska Miedz S.A.	3,863	$245,128

Russia—0.78%
Gazprom OAO -ADR	6,156	199,270
Magnitogorsk Iron & Steel Works -Reg. S -GDR	13,661	199,860
Rosneft Oil Co. -Reg. S -GDR	20,783	189,424

		588,554

South Africa—0.96%
Sasol Ltd.	3,315	191,839
Standard Bank Group Ltd.	11,788	181,064
Steinhoff International Holdings Ltd. (c)	57,163	212,935
Tiger Brands Ltd.	5,491	142,052

		727,890

South Korea—2.33%
Dongbu Insurance Co., Ltd.	3,200	146,153
Hyundai Mipo Dockyard Co., Ltd.	1,229	209,515
Hyundai Mobis	947	282,737
KT&G Corp.	2,236	116,394
LG Electronics Inc.	1,018	97,274
Lotte Shopping Co., Ltd.	205	83,911
POSCO	484	222,109
Samsung Electronics Co., Ltd.	338	286,757
Shinhan Financial Group Co., Ltd.	3,610	164,056
SK Telecom Co., Ltd.	661	98,524
SK Telecom Co., Ltd. -ADR	3,385	63,672

		1,771,102

Spain—3.33%
Banco Santander S.A.	72,378	843,482
Iberdrola S.A.	103,983	904,166
Telefonica S.A.	31,137	779,455

		2,527,103

Switzerland—5.69%
ACE Ltd.	25,996	1,681,941
Holcim Ltd.	11,054	832,902
Swisscom AG	2,106	939,032
Zurich Financial Services AG	3,082	862,785

		4,316,660

Taiwan—0.87%
AU Optronics Corp. -ADR(c)	14,038	123,254
HTC Corp.	7,060	276,109
Powertech Technology Inc.	59,200	185,229
U-Ming Marine Transport Corp.	36,000	76,640

		661,232

Thailand—0.41%
Bangkok Bank PCL -NVDR	32,900	187,006
PTT PCL	10,800	125,518

		312,524

Turkey—0.20%
Asya Katilim Bankasi A.S.	77,837	151,688

United Kingdom—7.04%
Barclays PLC	206,852	928,007
GlaxoSmithKline PLC -ADR	16,170	621,090
Imperial Tobacco Group PLC	40,478	1,251,372
National Grid PLC	72,836	695,764
Royal Dutch Shell PLC -Class B	50,814	1,844,163

		5,340,396

United States—37.69%
3M Co.	10,137	947,810
Apache Corp.	6,879	900,599
Archer-Daniels-Midland Co.	46,390	1,670,504
Avon Products, Inc.	21,862	591,148
Bank of America Corp.	72,203	962,466
Bank of New York Mellon Corp. (The)	26,029	777,486
Best Buy Co., Inc.	29,508	847,470
Chevron Corp.	17,477	1,877,554
Coach, Inc.	24,561	1,278,154
ConocoPhillips	19,285	1,540,100
CVS Caremark Corp.	26,272	901,655
Energen Corp.	23,060	1,455,547
GameStop Corp. -Class A (c)	35,662	803,108
General Dynamics Corp.	20,591	1,576,447
Gilead Sciences, Inc. (c)	18,930	803,389
Johnson & Johnson	20,746	1,229,201
Merck & Co., Inc.	36,048	1,189,944
Microsoft Corp.	28,327	718,373
Morgan Stanley	31,239	853,449
Oracle Corp.	44,250	1,476,622
Stryker Corp.	13,245	805,296
Valero Energy Corp.	37,196	1,109,185
W. R. Berkley Corp.	22,008	708,878
WellPoint Inc.	22,340	1,559,109
Western Digital Corp. (c)	53,895	2,009,745

		28,593,239

Total Common Stocks & Other Equity Interests (Cost $64,703,931)		73,357,745

Preferred Stocks—1.30%

Brazil—0.18%
Usinas Siderurgicas de Minas Gerais S.A. -Class A Pfd.	11,500	138,986

Germany—1.12%
Porsche Automobil Holding SE -0.17% Pfd.	12,891	846,263

Total Preferred Stocks (Cost $870,905)		985,249

Money Market Funds—2.30%
Liquid Assets Portfolio — Institutional Class (e)	873,257	873,257

Premier Portfolio — Institutional Class (e)	873,258	873,258

Total Money Market Funds (Cost $1,746,515)		1,746,515

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

TOTAL INVESTMENTS—100.29% (Cost $67,321,351)		$76,089,509

OTHER ASSETS LESS LIABILITIES—(0.29)%		(216,338)

NET ASSETS—100.00%		$75,873,171

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Each unit represents 55 shares of common stock and 50 shares of preferred stock.

(c)	Non-income producing security.

(d)	Security considered to be illiquid. The aggregate value of this security considered illiquid at March 31, 2011 was $117,100, which represented 0.15% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Core Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Core Equity Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$3,556,411	$—	$3,556,411
Bermuda	644,538	—	—	644,538
Brazil	1,212,966	—	—	1,212,966
Canada	1,902,325		—	1,902,325
China	546,980	319,746	—	866,726
Finland	559,133	—	—	559,133
France	2,881,705	836,683	—	3,718,388
Germany	1,052,304	846,263	—	1,898,567
Hong Kong	90,653	1,938,645	—	2,029,298
India	117,100	133,303	—	250,403
Indonesia	—	121,664	—	121,664
Ireland	188,728	—	—	188,728
Italy	—	843,555	—	843,555
Japan	8,022,552	—	—	8,022,552
Mexico	319,267	—	—	319,267
Netherlands	—	1,300,636	—	1,300,636
Norway	890,127	782,194	—	1,672,321
Poland	245,128	—	—	245,128
Russia	399,130	189,424	—	588,554
South Africa	546,826	181,064	—	727,890
South Korea	1,164,962	606,140	—	1,771,102
Spain	1,683,621	843,482	—	2,527,103
Switzerland	4,316,660	—	—	4,316,660
Taiwan	476,003	185,229	—	661,232
Thailand	312,524	—	—	312,524
Turkey	151,688	—	—	151,688
Invesco Global Core Equity Fund

	Level 1*	Level 2*	Level 3	Total

United Kingdom	1,872,462	3,467,934	—	5,340,396
United States	30,339,754	—	—	30,339,754

Total Investments	$59,937,136	$16,152,373	$—	$76,089,509

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $2,284,798 and $7,590,060, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,698,417
Aggregate unrealized (depreciation) of investment securities	(3,649,604)

Net unrealized appreciation of investment securities	$8,048,813

Cost of investments for tax purposes is $68,040,696
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund (the “Target Funds”) in exchange for shares of the Fund.
          The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us ISC-QTR-1 03/11 Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.21%

Austria—1.15%
Andritz AG	68,372	$6,374,391

Brazil—3.48%
Diagnosticos da America S.A. (a)	431,900	5,529,378

Equatorial Energia S.A.	377,600	2,986,105

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	892,000	10,802,352

		19,317,835

Canada—23.79%

Aastra Technologies Ltd.	166,100	4,266,003

Bird Construction, Inc.	90,000	3,433,832

Breakwater Resources, Ltd. (a)	859,368	5,371,604

Calian Technologies Ltd.	142,000	2,671,563

Calvalley Petroleum Inc. -Class A (a)	952,024	2,572,772

Canam Group Inc.	500,000	4,301,186

Canyon Services Group, Inc.	553,000	7,415,162

Churchill Corp. (The) — Class A (a)	243,500	5,035,766

Cline Mining Corp. (a)	804,853	2,897,305

Descartes Systems Group Inc. (The) (a)	500,000	3,290,356

Glentel Inc.	302,900	10,441,380

Grande Cache Coal Corp. (a)	270,000	2,860,134

Hammond Power Solutions Inc.	249,800	3,182,084

Le Chateau Inc. -Class A	291,000	3,364,734

MI Developments, Inc. -Class A	237,000	6,868,260

MOSAID Technologies Inc.	208,500	6,748,561

Northern Dynasty Minerals Ltd. (a)	304,177	4,577,558

Onex Corp.	258,560	9,064,935

Paramount Resources Ltd. -Class A (a)	293,246	10,163,038

Reitmans (Canada) Ltd. -Class A	291,700	5,253,308

Total Energy Services Inc.	1,014,790	17,385,933

TransGlobe Energy Corp. (a)	315,480	4,789,959

Trilogy Energy Corp.	290,500	6,106,643

		132,062,076

China—2.40%

Franshion Properties China Ltd.	13,014,000	3,747,491

Vinda International Holdings Ltd.	4,198,000	4,128,638

Xinyi Glass Holdings Ltd.	5,256,000	5,448,193

		13,324,322

Germany—3.81%

CTS Eventim AG	46,000	2,967,620

MorphoSys AG (a)	161,823	4,303,178

Wirecard AG	773,129	13,864,832

		21,135,630

Greece—1.81%

Intralot S.A.	1,172,600	4,071,144

Jumbo S.A.	771,940	5,972,782

		10,043,926

Hong Kong—3.82%

First Pacific Co. Ltd.	13,492,000	12,071,671

Paliburg Holdings Ltd.	22,942,170	9,142,775

		21,214,446

Indonesia—0.51%
Indopoly Swakarsa Industry Tbk PT (a)	131,369,000	2,851,257

Ireland—3.97%
DCC PLC	318,895	10,154,330

Paddy Power PLC	271,681	11,896,474

		22,050,804

Italy—1.42%
Ansaldo STS S.p.A.	145,055	2,125,464

Danieli S.p.A. — Officine Meccaniche Danieli & C.	346,333	5,752,041

		7,877,505

Japan—6.25%

EXEDY Corp.	414,700	12,456,957

Nippon Ceramic Co., Ltd.	617,100	12,607,659

PIGEON Corp.	121,100	3,754,286

THK Co., Ltd.	236,100	5,882,099

		34,701,001

Malaysia—6.00%

IGB Corp. Berhad	28,054,871	20,030,582

Parkson Holdings Berhad	7,038,129	13,244,834

		33,275,416

Netherlands—1.33%

Aalberts Industries N.V.	311,030	7,380,537

New Zealand—0.79%

Freightways Ltd.	1,770,681	4,403,779

Norway—4.35%

Bonheur ASA	94,300	2,847,346

Prosafe S.E.	922,400	7,015,456

TGS Nopec Geophysical Co. A.S.A.	532,258	14,281,313

		24,144,115

Philippines—5.65%

Energy Development Corp.	60,858,750	8,436,033

First Gen Corp. (a)	45,767,041	13,490,389

Manila Water Co.	22,517,600	9,431,455

		31,357,877

South Korea—2.68%

Lotte Confectionery Co., Ltd.	5,291	7,230,369

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

	Shares	Value

South Korea—(continued)
MegaStudy Co., Ltd.	26,819	$4,129,461

S1 Corp.	68,185	3,499,599

		14,859,429

Switzerland—1.68%
Aryzta AG	185,041	9,295,756

Thailand—3.71%
BEC World PCL	3,986,800	4,446,613

CP ALL PCL	3,581,800	4,750,916

Major Cineplex Group PCL	15,024,100	6,702,754

Siam Commercial Bank PCL	1,318,100	4,697,473

		20,597,756

Turkey—0.69%
Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	1,250,000	3,844,162

United Kingdom—15.92%
Amlin PLC	693,960	4,249,543

Chemring Group PLC	694,575	7,715,640

CPP Group PLC	1,492,239	3,686,758

Game Group PLC	1,976,931	1,791,949

Halma PLC	882,852	4,964,340

Homeserve PLC	1,096,501	7,815,755

IG Group Holdings PLC	901,373	6,602,768

Informa PLC	1,166,809	7,800,256

Kier Group PLC	452,426	9,435,751

Lancashire Holdings Ltd.	934,000	8,953,037

Micro Focus International PLC	846,304	4,291,770

Mitie Group PLC	2,967,423	9,354,651

Playtech Ltd.	454,000	2,505,532

Tullett Prebon PLC	585,000	3,841,344

Ultra Electronics Holdings PLC	193,400	5,342,877

		88,351,971

Total Common Stocks & Other Equity Interests (Cost $371,650,104)		528,463,991

Preferred Stock—0.16%

Canada—0.16%

FirstService Corp. -Series 1, 7.00% Pfd. (Cost $908,000)(a)	36,320	908,000

Money Market Funds—5.21%

Liquid Assets Portfolio — Institutional Class (b)	14,466,600	14,466,600

Premier Portfolio — Institutional Class (b)	14,466,600	14,466,600

Total Money Market Funds (Cost $28,933,200)		28,933,200

TOTAL INVESTMENTS—100.58% (Cost $401,491,304)		558,305,191

OTHER ASSETS LESS LIABILITIES—(0.58)%		(3,220,566)

NET ASSETS—100.00%		$555,084,625

Investment Abbreviations:

Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Small Company Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco International Small Company Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$6,374,391	$—	$—	$6,374,391

Brazil	19,317,835	—	—	19,317,835

Canada	132,970,076	—	—	132,970,076

China	3,747,491	9,576,831	—	13,324,322

Germany	21,135,630	—	—	21,135,630

Greece	10,043,926	—	—	10,043,926

Hong Kong	21,214,446	—	—	21,214,446

Indonesia	2,851,257	—	—	2,851,257

Ireland	22,050,804	—	—	22,050,804

Italy	7,877,505	—	—	7,877,505

Japan	25,064,616	9,636,385	—	34,701,001

Malaysia	20,030,582	13,244,834	—	33,275,416

Netherlands	7,380,537	—	—	7,380,537

New Zealand	4,403,779	—	—	4,4403,779

Norway	17,128,659	7,015,456	—	24,144,115

Philippines	31,357,877	—	—	31,357,877

South Korea	14,859,429	—	—	14,859,429

Switzerland	9,295,756	—	—	9,295,756

Thailand	11,149,367	9,448,389	—	20,597,756

Turkey	3,844,162	—	—	3,844,162

United Kingdom	80,636,331	7,715,640	—	88,351,971

United States	28,933,200	—	—	28,933,200

Total Investments	$501,667,656	$56,637,535	$—	$558,305,191

Invesco International Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $34,495,577 and $22,026,485, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$175,789,438

Aggregate unrealized (depreciation) of investment securities	(22,244,330)

Net unrealized appreciation of investment securities	$153,545,108

Cost of investments for tax purposes is $404,760,083.
Invesco International Small Company Fund

Invesco Mid Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us      MCBV-QTR-1 03/11      Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.39%(a)

Aerospace & Defense—2.49%
Goodrich Corp.	57,964	$4,957,661

Alternative Carriers—2.17%

TW Telecom, Inc. (b)	225,420	4,328,064

Asset Management & Custody Banks—2.17%

Northern Trust Corp.	85,116	4,319,637

Computer Hardware—2.09%

Diebold, Inc.	117,360	4,161,586

Data Processing & Outsourced Services—2.56%

Fidelity National Information Services, Inc.	155,990	5,099,313

Diversified Banks—1.60%

Comerica Inc.	86,799	3,187,259

Diversified Chemicals—1.12%

PPG Industries, Inc.	23,355	2,223,630

Electric Utilities—4.86%

Edison International	151,676	5,549,825

Great Plains Energy, Inc.	206,492	4,133,970

		9,683,795

Electronic Manufacturing Services—0.97%

Flextronics International Ltd. (Singapore)(b)	257,330	1,922,255

Food Distributors—1.77%

Sysco Corp.	127,546	3,533,024

Food Retail—1.51%

Safeway, Inc.	127,677	3,005,517

Health Care Distributors—1.26%

Henry Schein, Inc. (b)	35,816	2,513,209

Health Care Equipment—0.62%

Teleflex, Inc.	21,162	1,226,973

Health Care Facilities—4.93%

Brookdale Senior Living Inc. (b)	185,183	5,185,124

HealthSouth Corp. (b)	185,512	4,634,090

		9,819,214

Heavy Electrical Equipment—1.68%

Babcock & Wilcox Co. (b)	100,202	3,344,743

Home Furnishings—2.06%

Mohawk Industries, Inc. (b)	67,006	4,097,417

Household Appliances—1.56%

Whirlpool Corp.	36,416	3,108,470

Housewares & Specialties—3.12%

Newell Rubbermaid, Inc.	324,480	6,207,302

Industrial Machinery—3.66%

Snap-On, Inc.	121,322	7,286,599

Insurance Brokers—4.20%

Marsh & McLennan Cos., Inc.	139,888	4,170,061

Willis Group Holdings PLC (Ireland)	103,971	4,196,270

		8,366,331

Integrated Oil & Gas—1.08%

Murphy Oil Corp.	29,395	2,158,181

Investment Banking & Brokerage—2.34%

Charles Schwab Corp. (The)	258,246	4,656,175

Motorcycle Manufacturers—3.13%

Harley-Davidson, Inc.	146,648	6,231,074

Multi-Utilities—2.90%

CenterPoint Energy, Inc.	120,250	2,111,590

Wisconsin Energy Corp.	120,065	3,661,982

		5,773,572

Office Electronics—2.92%

Zebra Technologies Corp. — Class A (b)	148,187	5,814,858

Office Services & Supplies—2.69%

Avery Dennison Corp.	127,419	5,346,501

Oil & Gas Exploration & Production—2.14%

Pioneer Natural Resources Co.	41,735	4,253,631

Oil & Gas Storage & Transportation—6.63%

El Paso Corp.	391,195	7,041,510

Williams Cos., Inc. (The) (c)	197,183	6,148,166

		13,189,676

Packaged Foods & Meats—2.31%

ConAgra Foods, Inc.	194,014	4,607,832

Paper Packaging—2.02%

Sonoco Products Co.	111,266	4,031,167

Personal Products—1.93%

Avon Products, Inc.	141,982	3,839,193

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Basic Value Fund

	Shares	Value

Property & Casualty Insurance—2.12%

ACE Ltd. (Switzerland)	65,149	$4,215,140

Regional Banks—5.45%

BB&T Corp.	128,517	3,527,792

First Horizon National Corp.	170,555	1,911,922

Wintrust Financial Corp. (d)	95,918	3,524,986

Zions Bancorp.	81,449	1,878,214

		10,842,914

Restaurants—2.48%

Darden Restaurants, Inc.	100,305	4,927,985

Retail REIT’s—1.62%

Weingarten Realty Investors	128,800	3,227,728

Soft Drinks—1.02%

Coca-Cola Enterprises Inc.	74,737	2,040,320

Specialty Chemicals—4.76%

Valspar Corp. (The)	108,011	4,223,230

W.R. Grace & Co. (b)	137,204	5,253,541

		9,476,771

Specialty Stores—1.78%

Staples, Inc.	182,953	3,552,947

Trucking—0.67%

Swift Transportation Co. (b)	90,055	1,323,809

Total Common Stocks & Other Equity Interests (Cost $152,439,696)		191,901,473

Money Market Funds—3.31%

Liquid Assets Portfolio — Institutional Class (e)	3,291,663	3,291,663

Premier Portfolio — Institutional Class (e)	3,291,663	3,291,663

Total Money Market Funds(Cost $6,583,326)		6,583,326

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.70%(Cost $159,023,022)		198,484,799

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.16%

Liquid Assets Portfolio — Institutional Class (Cost $320,875)(e)(f)	320,875	320,875

TOTAL INVESTMENTS—99.86% (Cost $159,343,897)		198,805,674

OTHER ASSETS LESS LIABILITIES—0.14%		283,683

NET ASSETS—100.00%		$199,089,357

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1G and Note 3.

(d)	All or a portion of this security was out on loan at March 31, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity
Invesco Mid Cap Basic Value Fund

securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund
Invesco Mid Cap Basic Value Fund

could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Call Options Written and Purchased — The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
Invesco Mid Cap Basic Value Fund

H.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$198,805,674	$—	$—	$198,805,674

NOTE 3 — Derivative Investments

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	130	$40,587

Written	875	120,826

Expired	(130)	(40,587)

End of period	875	$120,826

Invesco Mid Cap Basic Value Fund

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
William Cos., Inc.	May -11	$28	875	$120,826	$315,000	$(194,174)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $17,046,205 and $27,349,026, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,074,254

Aggregate unrealized (depreciation) of investment securities	(749,039)

Net unrealized appreciation of investment securities	$39,325,215

Cost of investments for tax purposes is $159,480,459.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Mid Cap Basic Value Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen American Value Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Mid Cap Basic Value Fund

Invesco Select Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2011
invesco.com/us      SEQ-QTR-1 03/11       Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.12%

Agricultural Products—0.14%

Corn Products International, Inc.	5,700	$295,374

Airlines—1.24%

Alaska Air Group, Inc. (b)	41,800	2,650,956

Aluminum—0.18%

Alcoa Inc.	22,200	391,830

Apparel Retail—0.22%

Limited Brands, Inc.	14,300	470,184

Auto Parts & Equipment—2.69%

Dana Holding Corp. (b)	112,600	1,958,114

TRW Automotive Holdings Corp. (b)	69,200	3,811,536

		5,769,650

Automobile Manufacturers—1.89%

Ford Motor Co. (b)	271,800	4,052,538

Biotechnology—2.20%

Amgen Inc. (b)	71,800	3,837,710

PDL BioPharma Inc.	152,600	885,080

		4,722,790

Cable & Satellite—0.45%

Comcast Corp. -Class A	39,200	969,024

Coal & Consumable Fuels—0.15%

Peabody Energy Corp.	4,400	316,624

Communications Equipment—0.25%

InterDigital, Inc.	11,400	543,894

Computer & Electronics Retail—0.74%

Rent-A-Center, Inc.	45,600	1,591,896

Computer Hardware—5.08%

Apple Inc. (b)	22,140	7,714,683

Dell Inc. (b)	219,200	3,180,592

		10,895,275

Computer Storage & Peripherals—2.96%

Lexmark International, Inc. -Class A (b)	85,000	3,148,400

SanDisk Corp. (b)	69,200	3,189,428

		6,337,828

Construction & Engineering—2.93%

Chicago Bridge & Iron Co. N.V. -New York Shares	66,200	2,691,692

KBR, Inc.	95,000	3,588,150

		6,279,842

Construction & Farm Machinery & Heavy Trucks—2.40%

Navistar International Corp. (b)	49,800	3,452,634

Oshkosh Corp. (b)	47,700	1,687,626

		5,140,260

Consumer Electronics—0.92%

Garmin Ltd.	58,200	1,970,652

Consumer Finance—2.61%

American Express Co.	85,800	3,878,160

Capital One Financial Corp.	32,900	1,709,484

		5,587,644

Data Processing & Outsourced Services—1.55%

VeriFone Systems, Inc. (b)	4,500	247,275

Visa Inc. -Class A	41,700	3,069,954

		3,317,229

Department Stores—2.97%

Dillard’s, Inc. -Class A	78,200	3,137,384

Macy’s, Inc.	133,600	3,241,136

		6,378,520

Diversified Banks—1.08%

Wells Fargo & Co.	73,000	2,314,100

Diversified Chemicals—0.05%

Solutia Inc. (b)	4,500	114,300

Diversified Metals & Mining—2.06%

Freeport-McMoRan Copper & Gold Inc.	52,200	2,899,710

Titanium Metals Corp. (b)	81,200	1,508,696

		4,408,406

Electrical Components & Equipment—0.16%
General Cable Corp. (b)	7,800	337,740

Electronic Components—1.31%
Vishay Intertechnology, Inc. (b)	158,500	2,811,790

Electronic Equipment Manufacturers—0.09%
Vishay Precision Group Inc. (b)	12,900	202,143

Fertilizers & Agricultural Chemicals—0.70%
CF Industries Holdings, Inc.	10,950	1,497,850

Gold—0.27%

Newmont Mining Corp.	10,600	578,548

See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

	Shares	Value

Health Care Distributors—0.69%

Cardinal Health, Inc.	36,200	$1,488,906

Homefurnishing Retail—1.68%

Williams-Sonoma, Inc.	89,100	3,608,550

Household Products—2.59%

Procter & Gamble Co. (The)	90,200	5,556,320

Hypermarkets & Super Centers—2.10%

Wal-Mart Stores, Inc.	86,400	4,497,120

Industrial Conglomerates—0.05%

General Electric Co.	4,900	98,245

Integrated Oil & Gas—7.01%

Chevron Corp.	23,200	2,492,376

ConocoPhillips	68,800	5,494,368

Exxon Mobil Corp.	83,800	7,050,094

		15,036,838

Integrated Telecommunication Services—5.29%

AT&T Inc.	208,800	6,389,280

Verizon Communications Inc.	128,300	4,944,682

		11,333,962

Internet Software & Services—0.05%

AOL Inc. (b)	5,000	97,650

IT Consulting & Other Services—3.02%

International Business Machines Corp.	39,700	6,473,879

Managed Health Care—7.10%

AMERIGROUP Corp. (b)	34,300	2,203,775

Health Net Inc. (b)	72,000	2,354,400

Humana Inc.	62,200	4,350,268

UnitedHealth Group, Inc.	110,400	4,990,080

WellCare Health Plans Inc. (b)	31,400	1,317,230

		15,215,753

Movies & Entertainment—0.30%

Madison Square Garden, Inc. -Class A (b)	3,600	97,164

Time Warner Inc.	15,500	553,350

		650,514

Multi-Line Insurance—1.57%

Assurant, Inc.	71,400	2,749,614

Hartford Financial Services Group, Inc. (The)	22,800	614,004

		3,363,618

Oil & Gas Equipment & Services—0.11%

National Oilwell Varco, Inc.	3,100	245,737

Oil & Gas Refining & Marketing—4.15%

Sunoco, Inc.	49,400	2,252,146

Tesoro Corp. (b)	115,200	3,090,816

Valero Energy Corp.	119,000	3,548,580

		8,891,542

Other Diversified Financial Services—0.61%

Citigroup Inc. (b)	293,800	1,298,596

Paper Products—1.87%

Domtar Corp.	40,400	3,707,912

International Paper Co.	10,100	304,818

		4,012,730

Pharmaceuticals—4.39%

Bristol-Myers Squibb Co.	24,800	655,464

Eli Lilly and Co.	103,600	3,643,612

Forest Laboratories, Inc. (b)	63,500	2,051,050

Pfizer, Inc.	98,200	1,994,442

ViroPharma, Inc. (b)	54,200	1,078,580

		9,423,148

Precious Metals & Minerals—0.80%

Coeur d’Alene Mines Corp. (b)	49,400	1,718,132

Property & Casualty Insurance—1.37%

Berkshire Hathaway Inc. -Class B (b)	24,000	2,007,120

Chubb Corp. (The)	2,500	153,275

MBIA Inc. (b)	76,700	770,068

		2,930,463

Publishing—0.99%

Gannett Co., Inc.	73,700	1,122,451

McGraw-Hill Cos., Inc. (The)	25,500	1,004,700

		2,127,151

Real Estate Development—0.19%

Howard Hughes Corp. (b)	5,800	409,712

Regional Banks—1.40%

Huntington Bancshares Inc.	197,100	1,308,744

KeyCorp	191,500	1,700,520

		3,009,264

Residential REIT’s—1.10%

AvalonBay Communities, Inc.	6,400	768,512

Equity Residential	28,200	1,590,762

		2,359,274

Semiconductors—1.52%

Intel Corp.	161,100	3,249,387

Specialized Consumer Services—2.10%

Sotheby’s	85,800	4,513,080

See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

	Shares	Value

Specialized Finance—0.30%

NASDAQ OMX Group, Inc. (The) (b)	24,500	$633,080

Specialized REIT’s—0.20%

Public Storage	3,800	421,458

Specialty Chemicals—0.44%

W.R. Grace & Co. (b)	24,900	953,421

Systems Software—2.68%

Microsoft Corp.	227,000	5,756,720

Tobacco—3.60%

Altria Group, Inc.	98,800	2,571,764

Philip Morris International, Inc.	78,500	5,151,955

		7,723,719

Trading Companies & Distributors—0.27%

United Rentals, Inc. (b)	17,500	582,400

Trucking—0.71%

AMERCO (b)	15,800	1,532,600

Wireless Telecommunication Services—1.58%

MetroPCS Communications, Inc. (b)	56,900	924,056

Sprint Nextel Corp. (b)	532,900	2,472,656

		3,396,712

Total Common Stocks & Other Equity Interests (Cost $170,808,803)		212,556,568

	Principal
	Amount	Value

U.S. Treasury Bills—0.36%

0.09%, 06/16/11 (c) (d) (Cost $759,856)	$760,000	759,887

	Shares	Value

Money Market Funds—0.78%

Liquid Assets Portfolio — Institutional Class (e)	836,654	836,654

Premier Portfolio — Institutional Class (e)	836,653	836,653

Total Money Market Funds (Cost $1,673,307)		1,673,307

TOTAL INVESTMENTS—100.26% (Cost $173,241,966)		214,989,762

OTHER ASSETS LESS LIABILITIES—(0.26)%		(551,401)

NET ASSETS—100.00%		$214,438,361

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Select Equity Fund

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$214,229,875	$—	$—	$214,229,875

U.S. Treasury Securities	—	759,887	—	759,887

Subtotal	$214,229,875	$759,887	$—	$214,989,762

Futures*	17,981	—	—	17,981

Total Investments	$214,247,856	$759,887	$—	$215,007,743

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-Mini Futures	30	June 2011/Long	$1,981,500	$17,981

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $54,821,980 and $57,850,128, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,956,425

Aggregate unrealized (depreciation) of investment securities	(1,526,225)

Net unrealized appreciation of investment securities	$40,430,200

Cost of investments for tax purposes is $174,559,562.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Structured Core Fund (the “Acquiring Fund”). The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Select Equity Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us      SCE-QTR-1 03/11      Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.09%

Advertising—1.26%

Interpublic Group of Cos., Inc. (The)	777,402	$9,771,943

Aerospace & Defense—1.41%

AAR Corp. (b)	245,334	6,800,659

Aerovironment, Inc. (b)	117,487	4,108,520

		10,909,179

Agricultural Products—2.21%

Corn Products International, Inc.	170,836	8,852,722

Darling International, Inc. (b)	534,701	8,218,354

		17,071,076

Air Freight & Logistics—0.96%

UTI Worldwide, Inc.	368,692	7,462,326

Apparel Retail—1.90%

Finish Line, Inc. (The)-Class A	360,599	7,157,890

Genesco, Inc. (b)	188,262	7,568,133

		14,726,023

Apparel, Accessories & Luxury Goods—1.23%

Phillips-Van Heusen Corp.	145,925	9,489,503

Application Software—3.83%

Parametric Technology Corp. (b)	309,937	6,970,483

Quest Software, Inc. (b)	296,914	7,538,646

TIBCO Software, Inc. (b)	555,951	15,149,665

		29,658,794

Asset Management & Custody Banks—1.68%

Affiliated Managers Group, Inc. (b)	60,547	6,622,025

SEI Investments Co.	267,599	6,390,264

		13,012,289

Auto Parts & Equipment—2.42%

Dana Holding Corp. (b)	459,353	7,988,149

Modine Manufacturing Co. (b)	141,996	2,291,815

TRW Automotive Holdings Corp. (b)	153,139	8,434,896

		18,714,860

Automotive Retail—0.88%

Penske Automotive Group, Inc. (b)	340,558	6,817,971

Casinos & Gaming—0.66%

Bally Technologies, Inc. (b)	134,079	5,074,890

Coal & Consumable Fuels—0.89%

James River Coal Co. (b)(c)	283,919	6,862,322

Communications Equipment—1.30%

JDS Uniphase Corp. (b)	483,799	10,082,371

Construction & Farm Machinery & Heavy Trucks—2.85%

Titan International, Inc.	534,519	14,223,551

Trinity Industries, Inc.	213,927	7,844,703

		22,068,254

Data Processing & Outsourced Services—2.16%

Henry (Jack) & Associates, Inc.	235,688	7,987,466

Wright Express Corp. (b)	167,608	8,688,799

		16,676,265

Department Stores—1.23%

Dillard’s, Inc. -Class A (c)	237,177	9,515,541

Diversified Chemicals—0.92%

FMC Corp.	83,748	7,112,718

Diversified Metals & Mining—0.95%

Compass Minerals International, Inc.	78,564	7,348,091

Electrical Components & Equipment—2.18%

Belden Inc.	225,673	8,474,021

GrafTech International Ltd. (b)	408,468	8,426,695

		16,900,716

Electronic Equipment & Instruments—1.72%

OSI Systems, Inc. (b)	228,696	8,582,961

Rofin-Sinar Technologies, Inc. (b)	119,896	4,735,892

		13,318,853

Environmental & Facilities Services—2.85%

ABM Industries, Inc.	300,822	7,637,871

Team, Inc. (b)	314,702	8,264,074

Waste Connections, Inc.	213,963	6,159,995

		22,061,940

Food Distributors—1.04%

United Natural Foods, Inc. (b)	180,304	8,081,225

Gas Utilities—1.38%

Energen Corp.	83,832	5,291,476

UGI Corp.	164,528	5,412,971

		10,704,447

Gold—0.51%

Allied Nevada Gold Corp. (b)	48,198	1,710,065

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Gold—(continued)

Detour Gold Corp. (Canada)(b)	70,676	$2,235,097

		3,945,162

Health Care Distributors—0.65%

Owens & Minor, Inc.	154,356	5,013,483

Health Care Equipment—0.71%

Teleflex, Inc.	95,023	5,509,434

Health Care Facilities—2.29%

Hanger Orthopedic Group, Inc. (b)	324,663	8,450,978

Universal Health Services, Inc. -Class B	186,922	9,235,816

		17,686,794

Health Care Services—0.68%

Gentiva Health Services, Inc. (b)	186,497	5,227,511

Health Care Supplies—1.18%

Cooper Cos., Inc. (The)	131,774	9,151,704

Health Care Technology—0.63%

Omnicell, Inc. (b)	317,626	4,840,620

Home Furnishings—0.88%

Ethan Allen Interiors, Inc.	312,638	6,846,772

Industrial Machinery—3.11%

Gardner Denver, Inc.	124,218	9,692,730

IDEX Corp.	175,967	7,680,960

Valmont Industries, Inc.	64,364	6,717,671

		24,091,361

Insurance Brokers—0.75%

Arthur J. Gallagher & Co.	190,157	5,782,674

Integrated Telecommunication Services—0.73%

Alaska Communications Systems Group, Inc. (c)	529,953	5,643,999

Internet Software & Services—2.05%

Open Text Corp. (Canada)(b)(c)	136,616	8,513,909

ValueClick, Inc. (b)	508,100	7,347,126

		15,861,035

Investment Banking & Brokerage—0.68%

KBW, Inc.	200,525	5,251,750

Managed Health Care—0.96%

Healthspring, Inc. (b)	198,668	7,424,223

Metal & Glass Containers—0.83%

AptarGroup, Inc.	127,726	6,402,904

Office REIT’s—1.49%

Alexandria Real Estate Equities, Inc.	70,368	5,486,593

Digital Realty Trust, Inc. (c)	104,600	6,081,444

		11,568,037

Oil & Gas Drilling—1.03%

Patterson-UTI Energy, Inc.	269,927	7,933,155

Oil & Gas Equipment & Services—4.37%

Dresser-Rand Group, Inc. (b)	141,822	7,604,496

Lufkin Industries, Inc.	104,092	9,729,479

Oceaneering International, Inc. (b)	93,573	8,370,105

Superior Energy Services, Inc. (b)	198,533	8,139,853

		33,843,933

Oil & Gas Exploration & Production—2.00%

Forest Oil Corp. (b)	202,040	7,643,173

SandRidge Energy, Inc. (b)	609,911	7,806,861

		15,450,034

Oil & Gas Refining & Marketing—1.57%

Frontier Oil Corp.	413,407	12,121,093

Packaged Foods & Meats—0.99%

TreeHouse Foods, Inc. (b)	134,796	7,665,848

Paper Products—0.75%

Schweitzer-Mauduit International, Inc.	114,311	5,785,280

Pharmaceuticals—2.23%

Endo Pharmaceuticals Holdings, Inc. (b)	211,667	8,077,213

ViroPharma, Inc. (b)	461,061	9,175,114

		17,252,327

Property & Casualty Insurance—1.45%

FPIC Insurance Group, Inc. (b)	131,795	4,995,031

Hanover Insurance Group, Inc.	96,001	4,344,045

Safety Insurance Group, Inc.	41,084	1,894,383

		11,233,459

Real Estate Services—0.96%

Jones Lang LaSalle Inc.	74,362	7,416,866

Regional Banks—4.82%

Associated Banc-Corp	404,950	6,013,508

BancFirst Corp.	97,290	4,152,337

Columbia Banking System, Inc.	281,538	5,397,083

Commerce Bancshares, Inc.	138,842	5,614,771

Community Trust Bancorp, Inc.	92,126	2,549,126

East West Bancorp, Inc.	339,837	7,462,821

Zions Bancorp.	264,553	6,100,592

		37,290,238

Restaurants—4.31%

Brinker International, Inc.	312,441	7,904,757

DineEquity, Inc. (b)	139,332	7,660,474

P.F. Chang’s China Bistro, Inc. (c)	121,495	5,611,854

Papa John’s International, Inc. (b)	146,099	4,626,955

Texas Roadhouse, Inc.	443,743	7,539,194

		33,343,234

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Retail REIT’s—0.93%

Tanger Factory Outlet Centers, Inc.	273,700	$7,181,888

Semiconductor Equipment—3.00%

Advanced Energy Industries, Inc. (b)	355,358	5,810,103

Cymer, Inc. (b)	148,656	8,410,956

MKS Instruments, Inc.	270,125	8,995,163

		23,216,222

Semiconductors—1.04%

Semtech Corp. (b)	322,905	8,079,083

Specialized REIT’s—1.58%

LaSalle Hotel Properties	298,796	8,067,492

Senior Housing Properties Trust	180,140	4,150,426

		12,217,918

Specialty Chemicals—3.53%

Innophos Holdings, Inc.	214,606	9,895,483

Kraton Performance Polymers, Inc. (b)	224,874	8,601,430

PolyOne Corp.	620,286	8,814,264

		27,311,177

Systems Software—1.98%

Ariba, Inc. (b)	449,285	15,338,590

Technology Distributors—0.82%

Ingram Micro, Inc. -Class A (b)	303,380	6,380,081

Trading Companies & Distributors—0.81%

Beacon Roofing Supply, Inc. (b)	305,487	6,253,318

Trucking—1.88%

Landstar System, Inc.	127,854	5,840,371

Old Dominion Freight Line, Inc. (b)	248,379	8,715,619

		14,555,990

Total Common Stocks & Other Equity Interests (Cost $512,966,849)		743,558,794

Money Market Funds—4.96%
Liquid Assets Portfolio — Institutional Class (d)	19,198,134	19,198,134

Premier Portfolio — Institutional Class (d)	19,198,134	19,198,134

Total Money Market Funds (Cost $38,396,268)		38,396,268

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.05% (Cost $551,363,117)		$781,955,062

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.27%

Liquid Assets Portfolio — Institutional Class (d)(e) (Cost $17,557,585)	17,557,585	17,557,585

TOTAL INVESTMENTS—103.32% (Cost $568,920,702)		799,512,647

OTHER ASSETS LESS LIABILITIES—(3.32)%		(25,709,255)

NET ASSETS—100.00%		$773,803,392

Investment Abbreviations:
REIT      — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Cap Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Invesco Small Cap Equity Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$799,512,647	$—	$—	$799,512,647

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $94,842,449 and $75,805,697, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$233,508,521

Aggregate unrealized (depreciation) of investment securities	(4,568,332)

Net unrealized appreciation of investment securities	$228,940,189

Cost of investments for tax purposes is $570,572,458.
Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.